5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Exploration and Evaluation Assets and Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Exploration and Evaluation Assets and Expenses
		Portugal		Kosovo		Germany	Others
	Alvito	Alvalade	Others	Slivovo	Others			Total
Exploration and evaluation assets
Acquisition costs
As of January 1, 2019	$ -	$ 167,920	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,407,915
Write-down of property during the year	-	-	(1,096,840)	(143,154)	-	-	-	(1,239,994)
As of December 31, 2019	$ -	$ 167,920	$ -	$ 1	$ -	$ -	$ -	$ 167,921

Mineral exploration expenses for the year ended December 31, 2019
Concession fees and taxes	$ 15,422	$ 50,003	$ 10	$ -	$ 3,564	$ -	$ -	$ 68,999
Depreciation	1,676	7,120	2,200	-	-	-	-	10,996
Drilling	-	124,262	-	-	-	-	-	124,262
Geological salaries and consulting	59,406	121,313	7,930	-	33,885	-	-	222,534
Insurance	122	3,755	3,185	-	217	-	-	7,279
Legal and accounting	19	498	-	-	243	-	-	760
Office and administrative fees	6,379	14,071	2,426	-	812	-	-	23,688
Rent	9,202	57,794	12,308	-	6,857	-	-	86,161
Site costs	1,157	13,950	730	-	285	-	-	16,122
Travel	109	5,430	23	-	64	-	-	5,626
Reimbursements from optionee	-	(291,680)	-	-	-	-	-	(291,680)
	$ 93,492	$ 106,516	$ 28,812	$ -	$ 45,927	$ -	$ -	$ 274,747
Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ -	$ 374,757
Concession fees and taxes	147,900	361,864	545,708	9,998	206,975	4	-	1,272,449
Depreciation	7,191	17,178	91,531	-	-	-	-	115,900
Drilling	472,513	610,197	-	1,180,217	-	-	-	2,262,927
Geological salaries and consulting	1,624,824	6,508,740	4,692,323	119,801	711,908	12,359	-	13,669,955
Geology work	-	-	32,377	891,582	402,515	223,619	140,906	1,690,999
Insurance	5,683	24,173	46,429	14,604	15,007	-	-	105,896
Legal and accounting	177	1,020	1,067	58,158	13,958	-	-	74,380
Office and administrative fees	43,699	249,536	236,040	80,149	101,180	5,255	63,191	779,050
Rent	188,804	550,185	408,092	28,694	88,221	-	20,560	1,284,556
Report	-	-	-	24,232	-	-	-	24,232
Site costs	71,452	192,664	172,925	185,074	194,582	-	8,865	825,562
Travel	75,625	237,131	171,652	60,107	22,478	-	15,326	582,319
Trenching and road work	-	-	-	34,339	-	-	-	34,339
Reimbursements from optionee	(2,149,344)	(7,693,840)	(2,741,482)	(2,834,986)	(45,158)	-	-	(15,464,810)
	$ 488,524	$ 1,058,848	$ 3,656,662	$ 149,944	$ 1,777,602	$ 252,083	$ 248,848	$ 7,632,511

		Portugal			Kosovo		Germany	Others
	Alvito	Alvalade	Covas	Others	Slivovo	Others			Total

Exploration and evaluation assets
Acquisition costs
As of January 1, 2018	$ -	$ 167,920	$ -	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,407,915
Addition during the period	-	-	-	-	-	-	-	-	-
As of December 31, 2018	$ -	$ 167,920	$ -	$ 1,096,840	$ 143,155	$ -	$ -	$ -	$ 1,407,915

Mineral exploration expenses for the year ended December 31, 2018
Concession fees and taxes	$ 30,425	$ 46,595	$ -	$ 861	$ -	$ 1,622	$ -	$ -	$ 79,503
Depreciation	-	10,058	-	13,738	-	-	-	-	23,796
Drilling	472,513	485,935	-	-	-	-	-	-	958,448
Geological salaries and consulting	459,193	182,622	4,930	113,737	-	70,432	-	-	830,914
Geology work	-	-	-	-	-	-	-	15,592	15,592
Insurance	1,240	1,811	-	2,279	-	-	-	-	5,330
Legal and accounting	-	226	-	239	-	215	-	-	680
Office and administrative fees	5,400	35,292	839	22,755	-	1,676	-	4,313	70,275
Rent	66,513	62,112	3,107	51,433	-	14,125	-	138	197,428
Site costs	25,777	17,587	550	16,419	-	697	-	-	61,030
Travel	18,418	5,981	3,472	3,823	-	1,041	-	555	33,290
Reimbursements from optionee	(1,079,479)	(32,371)	(12,898)	(64,904)	-	-	-	-	(1,189,652)
	$ -	$ 815,848	$ -	$ 160,380	$ -	$ 89,808	$ -	$ 20,598	$ 1,086,634

Cumulative mineral exploration expenses since acquisition
Assaying	$ -	$ -	$ -	$ -	$ 297,975	$ 65,936	$ 10,846	$ -	$ 374,757
Concession fees and taxes	132,478	311,861	197,339	348,359	9,998	203,411	4	-	1,203,450
Depreciation	5,515	10,058	-	89,331	-	-	-	-	104,904
Drilling	472,513	485,935	-	-	1,180,217	-	-	-	2,138,665
Geological salaries and consulting	1,565,418	6,387,427	2,094,650	2,589,743	119,801	678,023	12,359	-	13,447,421
Geology work	-	-	-	32,377	891,582	402,515	223,619	140,906	1,690,999
Insurance	5,561	20,418	10,550	32,694	14,604	14,790	-	-	98,617
Legal and accounting	158	522	130	937	58,158	13,715	-	-	73,620
Office and administrative fees	37,320	235,465	26,160	207,454	80,149	100,368	5,255	63,191	755,362
Rent	179,602	492,391	52,175	343,609	28,694	81,364	-	20,560	1,198,395
Report	-	-	-	-	24,232	-	-	-	24,232
Site costs	70,295	178,714	58,205	113,990	185,074	194,297	-	8,865	809,440
Travel	75,516	231,701	60,210	111,419	60,107	22,414	-	15,326	576,693
Trenching and road work	-	-	-	-	34,339	-	-	-	34,339
Reimbursements from optionee	(2,149,344)	(7,402,160)	(2,433,097)	(308,385)	(2,834,986)	(45,158)	-	-	(15,173,130)
	$ 395,032	$ 952,332	$ 66,322	$ 3,561,528	$ 149,944	$1,731,675	$ 252,083	$ 248,848	$ 7,357,764